Inventories, net - Impairment of value of inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories, net
Beginning Balance	$ 23,163	$ 11,603	$ 8,386
Provision for impairment of finished and in progress goods, note 21(a)	7,329	4,640
Reversal for impairment of finished and in progress goods, note 21(a)	9,472	119	0
Provision for impairment of spare parts and supplies, note 26	15,703	11,704	4,814
Reversal for impairment of spare parts and supplies (discontinued operations), note 1(e)	(11,641)	(4,665)	(2,370)
Transfer from mining units held for sale	0	0	0
Provision for impairment of inventory of spare parts and supplies	843	0	0
Reversal for impairment of spare parts and supplies, note 26	(523)	0	(1,345)
Final balance	$ 25,402	$ 23,163	$ 11,603